Financial risk management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial risk management
Percentage of fuel oil costs to total operating expenses	30.00%	27.00%
Equity price risk
Financial risk management
Percentage of reasonably possible increase in risk assumption	20.00%	20.00%
Percentage of reasonably possible decrease in risk assumption	(20.00%)	(20.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ 0.6	$ 0.7
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	(0.6)	(0.7)
Increase (decrease) in other comprehensive income/loss due to reasonably possible increase in designated risk component	4.6	0.0
Increase (decrease) in other comprehensive income/loss due to reasonably possible decrease in designated risk component	$ (4.6)	$ 0.0
Commodity price risk
Financial risk management
Percentage of confidence level as input used in measuring daily value at risk	95.00%